Bank loan	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Bank loan

7. Bank loan

On February 24, 2025, the Company entered into an amended and restated credit agreement ("Credit Facility") with the Bank of Montreal and the National Bank of Canada to its existing credit facility. The amended and upsized Credit Facility bears a reduced interest rate based on SOFR plus a margin of 3.00%, reflecting a 100 basis points interest rate reduction. The amended Credit Facility consists of a $30,000 secured revolving credit line, with an accordion feature allowing for up to an additional $45,000 in availability, subject to certain conditions, for a total of $75,000 of available capacity. The maturity date of the Credit Facility has been extended from March 31, 2027, to March 31, 2028.

On November 25, 2025, the Company further entered into an amendment agreement ("Amended Credit Facility") with the Bank of Montreal and the National Bank of Canada to its Credit Facility. The Amended Credit Facility bears an interest rate based on SOFR plus applicable margin ranging from 2.50% to 3.50% based on the Company's leverage ratio. The Amended Credit Facility consists of a $75,000 secured revolving credit line, with an accordion feature allowing for up to an additional $25,000 in availability, subject to certain conditions, for a total of $100,000 of available capacity. The maturity date of the Credit Facility has been further extended from March 31, 2028, to November 19, 2028.

During the year ended December 31, 2025, the outstanding principal amount has been fully repaid by the Company. The following outlines the movement of the bank loan from December 31, 2023, to December 31, 2025:

($)
Balance at December 31, 2023	10,031
Additional draw-down	15,000
Less: transaction costs and fees	(376)
Modification adjustment	(310)
Interest expense	2,053
Interest paid	(1,478)
Balance at December 31, 2024	24,920
Additional draw-down	2,000
Repayment	(27,287)
Less: transaction costs and fees	(907)
Modification adjustment	240
Interest expense	2,376
Interest paid	(2,466)
Reclassification of unamortized transaction costs to prepaids and other receivables	1,124
Balance at December 31, 2025	—